Consolidated Statement of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021	Dec. 31, 2020
Profit or loss [abstract]
Revenues (note 22)	$ 9,351	[1],[2]	$ 2,685	$ 1,068
Cost of revenues (note 23)	7,517		2,029	853
Gross profit	1,834		656	215
Expenses:
Research and development costs (note 24)	4,462		3,222	418
Sales and marketing costs	475		102	108
General and administration expenses (note 25)	13,599		6,494	2,365
Operating loss	(16,702)	[1],[2]	(9,162)	(2,676)
Loss on revaluation of warrant liability (note 17)	254		30,895	3,228
Financial income				(75)
Financial expenses (note 27)	1,391		91	107
Loss before taxes on income	(18,347)		(40,148)	(5,936)
Income tax expense (note 28)		[1],[2]	(142)	(17)
Loss for the year	(18,347)	[1],[2]	(40,290)	(5,953)
Item that will not be reclassified to profit or loss:
Adjustments arising from translating financial statements of foreign operations	(936)		555	(1,282)
Remeasurement loss from defined benefit plans	10			13
Other comprehensive income (loss)	(926)		555	(1,269)
Total comprehensive loss for the year	(19,273)		(39,735)	(7,222)
Less: Net loss attributable to non-controlling shareholders	(1,790)		(1,127)	(32)
Net loss attributable to A2Z’s shareholders	$ (17,483)		$ (38,608)	$ (7,190)
Basic and diluted loss per share	$ (0.70)		$ (1.70)	$ (0.43)
Weighted average number of shares outstanding	27,681,778		23,340,621	16,758,323

[1]	All non-current assets are located in the state of Israel.
[2]	All revenues are generated in the state of Israel.